Deferred revenue and income - Schedule of Deferred Revenue and Income (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Reimbursement received from depository		$ 1,200		$ 1,158
Deferred income withholding tax		$ 300
Deferred income amortized depositary service period		5 years
Deferred revenue and income, non-current	[1]	$ 6,825	$ 5,383	6,825
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current		1,120	719	1,120
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current		4,863	4,032	4,863
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current		$ 842	$ 632	$ 842

[1]	As of December 31, 2015, the non-current portion included Membership subscription revenue of USD 719 thousand (2014: USD 1,120 thousand), Government grants of USD 4,032 thousand (2014: USD 4,863 thousand), and Reimbersement from the depositary of USD 632 thousand (2014: 842 thousand).